Document and Entity Information	Sep. 22, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	M&T BANK CORP
Amendment Flag	false
Entity Central Index Key	0000036270
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Incorporation State Country Code	NY
Entity File Number	1-9861
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE
Perpetual Fixed To Floating Rate Not Cumulative Preferred Stock Series H [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series H
Trading Symbol	MTBPrH
Security Exchange Name	NYSE
Perpetual Fixed To Floating Rate Not Cumulative Preferred Stock Series J [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual Fixed Rate Non-Cumulative Preferred Stock, Series J
Trading Symbol	MTBPrJ
Security Exchange Name	NYSE
Perpetual Fixed Rate Not Cumulative Preferred Stock Series K [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual Fixed Rate Non-Cumulative Preferred Stock, Series K
Trading Symbol	MTBPrK
Security Exchange Name	NYSE
Perpetual Fixed Rate Not Cumulative Preferred Stock Series L [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual Fixed Rate Non-Cumulative Preferred Stock, Series L
Trading Symbol	MTBPrL
Security Exchange Name	NYSE